OPERATING INCOME AND OPERATING EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of operating income and operating expense [Abstract]
Disclosure of other operating income (expense) [text block]
NOTE 24. OPERATING INCOME AND OPERATING EXPENSES

24.1 Interest and valuation on investment

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
	In millions of COP
Debt investments, net	159,890	163,311	71,091
Net gains from investment activities at fair value through income statement
Debt investments	699,841	579,403	294,979
Derivatives	(61,667)	(4,750)	31,835
Spot transactions	3,517	(22,831)	(48,961)
Repos	(116,268)	(7,638)	(50,081)
Others	-	-	2,977
Total net gains from investment activities at fair value through profit and loss	525,423	544,184	230,749
Total Interest on investment securities	685,313	707,495	301,840

24.2. Interest expenses

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
	In millions of COP
Deposits	(4,279,316)	(3,878,528)	(2,415,187)
Debt securities in issue	(1,191,000)	(1,335,192)	(1,057,748)
Financial borrowings	(672,472)	(723,385)	(454,326)
Preferred shares	(58,714)	(58,714)	(58,714)
Borrowings from other financial institutions	(15,860)	(6,345)	(6,836)
Other interest	(15,624)	(50,936)	(45,130)
Interest expenses	(6,232,986)	(6,053,100)	(4,037,941)

Net interest income includes interest earned on loans, ‘repos’ and investments less interest beared on deposits by customers, debt securities in issued, borrowing from other financial institutions and ‘repos’. At December 31, 2017, 2016 and 2015, net interest income amounted to COP 10,639,007 COP 10,202,433 and COP 7,723,704, respectively.

24.3 Fees and commissions

The following table sets forth the detail of fees and other services, for the years ended December 31, 2017, 2016 and 2015:

Fees and other service income:

Fees and commissions income	2017	2016	2015
In millions of COP
Credit and debit card fees	1,164,380	1,092,919	1,015,253
Banking services	885,512	816,839	630,616
Bancassurance	408,248	336,692	260,224
Trust	359,651	294,499	265,215
Collections	228,580	229,940	203,772
Acceptances and guarantees	55,365	55,724	44,539
Checks	48,010	51,974	55,861
Brokerage	20,618	23,431	23,453
Others	416,543	383,217	291,624
Fees and commissions income	3,586,907	3,285,235	2,790,557

For the years ended December 31, 2015 Compañía de Financiamiento Tuya, as a discontinued operation, had fees and commissions income amounting to COP 388,306. For further information see Note 30. Discontinued operations.

Fees and other service expenses

Fees and commissions expenses	2017	2016	2015
In millions of COP
Banking services	(396,264)	(354,640)	(298,415)
Call center and website	(291,602)	(260,006)	(190,110)
Others	(394,848)	(351,625)	(308,988)
Fees and commissions expenses	(1,082,714)	(966,271)	(797,513)

Total fees and commissions income, net	2,504,193	2,318,964	1,993,044

As of December 31, 2015 Compañía de Financiamiento Tuya, as a discontinued operation, had a balance of fees and commissions expenses amounting to COP 152,500. For further information see Note 30. Discontinued operations.

24.4 Other operating income

The following table sets forth the detail of other operating income net for the years ended December 31, 2017, 2016 and 2015:

Other operating income	2017	2016	2015
In millions of COP
Operating leases	563,861	493,486	448,754
Net foreign exchange	294,068	132,292	(157,933)
Services	164,150	167,914	165,737
Other reversals	140,012	37,767	8,110
Investment property valuation	55,573	149,299	150,176
Insurance (1)	49,640	49,679	-
Gains on sale of assets	40,600	60,282	8,408
Derivatives foreign exchange contracts	21,917	164,172	527,137
Penalties for failure to contract	19,881	14,634	14,963
Hedging	(3,678)	(5,985)	(20,509)
Others	286,322	223,583	227,859
Total Other operating income	1,632,346	1,487,123	1,372,702

(1)	Corresponds to income from Seguros Agromercantil insurance operations. See Note 8: Goodwill and Intangible assets, net.

24.5 Dividends received, and share of profits of equity method investees

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
	In millions of COP
Dividends (1)	32,248	39,785	23,833
Equity investments(2)	(19,680)	77,799	95,595
Equity method(3)	253,602	60,254	122,477
Gains (Losses) on sale of Discontinued Operations	-	(1,146)	(30,331)
Total dividends received, and share of profits of equity method investees	266,170	176,692	211,574

(1)
Dividends received from equity investments at fair value through profit or loss as of 31, December of 2017, 2016 and 2015 amount COP 20,297, COP 30,468 and COP 14,228, respectively. Dividends from equity investments at fair value through OCI amount COP 11,951, COP 9,317 and 9,605, respectively.

(2)	As of December 31, 2017 there is a lost in equity investments due to decrease of fair value in portfolio measured at fair value through profit or loss held by Banagricola S.A.
(3)	For further information, see note 7 investments in associates and joint ventures